Offerings	Sep. 16, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value 1
Maximum Aggregate Offering Price	$ 21,562,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,302
Offering Note	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price and assuming the underwriter exercises its over-allotment option, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional Ordinary Shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Underwriter Warrants
Amount of Registration Fee	$ (0)
Offering Note	The Registrant will issue to the underwriter warrants to purchase a number of Ordinary Shares equal to an aggregate of five percent (5%) of the Ordinary Shares (the “Underwriter Warrants”) sold in the Offering. The exercise price of the Underwriter Warrants is equal to the 125% of offering price of the Ordinary Shares offered hereby. Assuming an exercise price of $6.25 per share, we would receive, in the aggregate, $1,347,656.25 upon exercise of the Underwriter Warrants (assuming the underwriter exercises its over-allotment option). The Underwriter Warrants are exercisable commencing on the effective date of the offering at any time, and from time to time, in whole or in part, through the date of expiration and will expire on the fifth anniversary from the commencement of sale of this Offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value 2
Maximum Aggregate Offering Price	$ 1,347,656.25
Fee Rate	0.01531%
Amount of Registration Fee	$ 207
Offering Note	The Registrant will issue to the underwriter warrants to purchase a number of Ordinary Shares equal to an aggregate of five percent (5%) of the Ordinary Shares (the “Underwriter Warrants”) sold in the Offering. The exercise price of the Underwriter Warrants is equal to the 125% of offering price of the Ordinary Shares offered hereby. Assuming an exercise price of $6.25 per share, we would receive, in the aggregate, $1,347,656.25 upon exercise of the Underwriter Warrants (assuming the underwriter exercises its over-allotment option). The Underwriter Warrants are exercisable commencing on the effective date of the offering at any time, and from time to time, in whole or in part, through the date of expiration and will expire on the fifth anniversary from the commencement of sale of this Offering.